Lease - Summary of Future lease Payments under Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
2024	¥ 14,426	$ 2,032
2025	12,103	1,705
2026	5,969	841
Total future lease payments	32,498	4,577
Less: Imputed interest	1,504	212
Total lease liability balance	¥ 30,994	$ 4,365
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total lease liability balance	Total lease liability balance